Form N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Jan. 28, 2026